Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Formation and operating costs			$ 1,006,862
General and administrative expenses	$ 17,543	$ 2,241,776		$ 5,822,575
Loss from operations	(17,543)	(2,241,776)	(1,006,862)	(5,822,575)
Other income (expense):
Other income:				4,476
Interest earned on marketable securities held in Trust Account	164	2,669	4,193	19,898
Change in fair value of warrant liabilities	(2,260,000)	1,755,959	(3,090,130)	(7,086,905)
Transaction Costs allocable to warrant liabilities	(754,990)		(768,391)
Offering costs—warrants	(754,990)
Total other income (expense), net	(3,014,826)	1,758,628		(7,062,531)
Net loss	$ (3,032,369)	$ (483,148)	$ (4,861,190)	$ (12,885,106)
Weighted average shares outstanding	2,033,898		5,111,809
Basic and diluted net income per share			$ (0.26)
Class A [Member]
Other income (expense):
Weighted average shares outstanding	3,870,968	20,737,202	13,429,289	20,737,202
Basic and diluted net income per share	$ (0.34)	$ (0.02)	$ (0.26)	$ (0.50)
Class B [Member]
Other income (expense):
Weighted average shares outstanding	5,000,000	5,184,300	5,111,809	5,184,300
Basic and diluted net income per share	$ (0.34)	$ (0.02)	$ (0.26)	$ (0.50)